Cash, Cash Equivalents, and Restricted Cash	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents, and Restricted Cash
3. CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

	December 31
	2022	2023
	US$	US$
Cash and deposits in bank	70,787	46,479
Time deposits	143,267	235,570
Repurchase agreements	18,125	32,253

Total cash and cash equivalents	232,179	314,302
Restricted cash	54,876	54,688

	287,055	368,990